Shareholders’ Equity (Details) - Schedule of Options and Changes $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule of Options and Changes [Abstract]
Number of options Forfeited and cancelled | shares	(41,292)
Weighted average exercise price Forfeited and cancelled | $ / shares	$ 9.9
Service providers [Member]
Schedule of Options and Changes [Abstract]
Number of options at the beginning of year | shares	8,237,794
Weighted average exercise price Outstanding at beginning of year | $ / shares	$ 5.8
Aggregate intrinsic value Outstanding at beginning of year | $	$ 2,588
Weighted average remaining contractual life (years) beginning of year	7 years 2 months 26 days
Number of options Granted | shares	3,185,111
Weighted average exercise price Granted | $ / shares	$ 3.4
Number of options Exercised | shares	(2,500)
Weighted average exercise price Exercised | $ / shares	$ 1.1
Number of options Outstanding At the end of year | shares	11,379,113
Weighted average exercise price Outstanding at end of year | $ / shares	$ 5.1
Aggregate intrinsic value Outstanding at end of year | $	$ 7,709
Weighted average remaining contractual life (years) Outstanding at end of year	7 years 6 months
Number of options Exercisable options | shares	5,838,956
Weighted average exercise price Exercisable options | $ / shares	$ 4.5
Aggregate intrinsic value Exercisable options | $	$ 4,934
Weighted average remaining contractual life (years) Exercisable options	5 years 10 months 24 days